Summary of Options Granted in Twenty Twelve with Their Exercise Prices, Fair Value of Ordinary Shares as of Applicable Grant date, and Intrinsic Value (Detail) (2009 Option Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Granted	2,007,851	1,058,161	2,079,666
Weighted- Average Exercise Price	$ 16.30	$ 22.76	$ 20.26
Ordinary Shares Fair Value Per Share at Grant Date	$ 5.29	$ 6.03	$ 6.44
January 10, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Grant Date	Jan. 10, 2012
Number of Options Granted	226,667
Weighted- Average Exercise Price	$ 23.50
Ordinary Shares Fair Value Per Share at Grant Date	$ 23.50
Intrinsic Value
February 7, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Grant Date	Feb. 07, 2012
Number of Options Granted	1,340,684
Weighted- Average Exercise Price	$ 16.00
Ordinary Shares Fair Value Per Share at Grant Date	$ 16.00
Intrinsic Value
April 1, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Grant Date	Apr. 01, 2012
Number of Options Granted	29,000
Weighted- Average Exercise Price	$ 14.93
Ordinary Shares Fair Value Per Share at Grant Date	$ 14.93
Intrinsic Value
May 14, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Grant Date	May 14, 2012
Number of Options Granted	269,000
Weighted- Average Exercise Price	$ 14.15
Ordinary Shares Fair Value Per Share at Grant Date	$ 14.15
Intrinsic Value
November 2, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Grant Date	Nov. 02, 2012
Number of Options Granted	142,500
Weighted- Average Exercise Price	$ 12.06
Ordinary Shares Fair Value Per Share at Grant Date	$ 12.06
Intrinsic Value